FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2021
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
NOTE 27: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2021	2020
	£m	£m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	6,537	6,828
Other	4	—
	6,541	6,828
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	14,962	14,996
Other deposits	—	6
Short positions in securities	1,620	816
	16,582	15,818
Total financial liabilities at fair value through profit or loss	23,123	22,646
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2021 was £10,558 million, which was £4,021 million higher than the balance sheet carrying value (2020: £11,503 million, which was £4,675 million higher than the balance sheet carrying value). At 31 December 2021 there was a cumulative £195 million increase in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount, an increase of £86 million arose in 2021 and an increase of £75 million arose in 2020.
For the fair value of collateral pledged in respect of repurchase agreements see note 51.
In addition to the liabilities above, the Group's non-participating investment contracts (see note 32) are held at fair value through profit or loss.